Debt and Commitments - Schedule of Future Principal Repayments on Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
2015	$ 184
2016	25
2017	12
2018	16
2019	2
Thereafter	756
Total long-term debt	$ 995	$ 332